Summary of significant accounting policies	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Summary of significant accounting policies
2.	Summary of significant accounting policies

Basis of presentation

These consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles ("US GAAP"). The Company began reporting in accordance with US GAAP on January 1, 2011 and has restated the comparative figures for the prior years in these consolidated financial statements to conform to US GAAP. Prior to January 1, 2011, the Company reported in accordance with Canadian generally accepted accounting principles ("Canadian GAAP").

All amounts included in these annual consolidated financial statements are expressed in Canadian dollars ("CAD") unless otherwise noted

Basis of consolidation

These annual consolidated financial statements include the accounts of the Company and those of its subsidiaries. All significant intercompany transactions and balances have been eliminated.

Cash

Cash consists of cash on hand and cash deposited in a large, Canadian financial institution. Cash also includes investments in guaranteed short-term instruments with the same financial institution that can be converted to cash in one business day. Interest earned, but not yet received, on these investments are included in interest income on the statement of operations and in accounts receivable on the balance sheet.

Inventory

Inventory is valued at the lower of average cost or net realizable value. The determination of net realizable value reflects management’s best estimate of the expected selling price of its ginseng roots with a consideration of qualitative factors such as size, shape, colour and taste. The carrying value of inventory also reflects management’s expectation that the inventory will eventually be sold. All of the inventory is costed using the specific identification method.

Ginseng crops

The Company uses the full absorption costing method to value its ginseng crops. Included in the cost of ginseng crops are seeds, labour, applicable overhead and supplies. Common costs are allocated in each period based on the total number of acres under cultivation during the period. The carrying value of ginseng crops is reviewed on a regular basis for any impairment in value, using management’s best estimate as to expected future market values, yields and costs to harvest. Ginseng costs related to the acreage harvested and sold have been charged to cost of sales.

Property, plant and equipment

Property, plant and equipment are recorded at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the assets as follows:

Buildings	20 years
Computer equipment and software	4 years
Dryers and related works	20 years
Furniture and fixtures	10 years
Machinery and equipment	10 years
Pavement	12.5 years
Sunshade	10 years
Vehicles	8 years

Property, plant and equipment are reviewed on a regular basis for impairment upon the occurrence of events or changes in circumstances which indicate that the net book value of the assets may not be recoverable based on estimated undiscounted future cash flows generated by their use. To the extent not recoverable, impaired assets are written down to their fair value. Routine maintenance and repairs to items used in the farming operations are charged to ginseng crops as incurred while items used for selling, general and administrative activities are expensed as incurred.

Upon the completion of the final harvest in December 2011, the Company reclassified all of its property, plant and equipment as assets held for sale as described in Note 3.

Revenue recognition

Sales of goods are recognized when persuasive evidence of an arrangement exists, delivery has occurred, title and risk have passed to the customer, the sales price is fixed and determinable, and collectibility is reasonably assured. These conditions are generally satisfied when the goods are delivered to the end customers or to the wholesale distributor. In instances when the above criteria are not satisfied, revenue is deferred until all conditions required for recognition of revenue are met.

Financial instruments

FASB Accounting Standards Codification Topic 820, Fair Value Measurements requires disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements. It also clarifies existing fair value disclosures regarding the level of disaggregation and the inputs and valuation techniques used to measure fair value.

The Company has designated its cash and foreign exchange forward contracts as held-for-trading, which are measured at fair market value with changes in fair value recorded in earnings. Accounts receivable are classified as loans and receivable which are measured at amortized cost. Accounts payable, accrued liabilities and long-term debt are classified as other liabilities, which are measured at amortized cost.

ASC 820-10 defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

ASC 820-10 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC 820-10 establishes three levels of inputs that may be used to measure fair value:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model- derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to asset or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Concentration of credit risk

Credit risk is the risk of an unexpected loss if a customer or third party to a financial instrument fails to meet its contractual obligations. The Company is exposed to credit risk on accounts receivable from customers and on cash and foreign exchange forward contracts. A majority of the Company's sales are made to a small number of customers that are concentrated in Asian markets. To manage its credit risk, the Company carefully monitors credit terms, investigates credit history and only grants credit to customers with established relationships or acceptable credit ratings. Letters of credit may be used, or inventory may be held as security until payment is received, when such relationships have not been established. The credit risk on the Company's cash and foreign exchange forward contracts is substantially minimized as they are placed in, or contracted with, large, high quality financial institutions. While the Company is exposed to credit losses due to the financial collapse by those who are custodians to the Company's cash and those that are counter parties to the foreign exchange forward contracts, the Company considers this risk quite remote.

Value-added taxes

Value-added taxes that are collected from customers and remitted to taxing authorities are excluded from sales. Likewise, value-added taxes that are paid and refunded by taxing authorities are excluded from cost of sales.

Income taxes

The Company follows the asset and liability method of accounting for income taxes. Under this method, the change in the net deferred tax asset or liability is included in the computation of net income. Deferred tax assets and liabilities are measured using the enacted tax rates applicable to taxable income in the years in which the temporary differences are expected to be recovered or settled. The Company records a valuation allowance to reduce the deferred tax assets to the amount that is more likely than not to be realized. The components of the deferred tax assets and liabilities are individually classified as current and non-current based upon the classification of the related asset or liability in the financial statements or the expected timing of their reversal if they do not relate to a specific asset or liability. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

Under current conditions and expectations, the Company does not foresee any significant changes in unrecognized tax benefits that would have a material impact on the Company’s financial statements. The Company recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in operating expenses. The Company has not accrued interest or penalties related to uncertain tax positions as of December 31, 2011. Management is currently unaware of any issues under review that could results in significant payments, accruals or material deviations from its position. The Company has made its assessment of the level of tax authority for each tax position (including the potential application of interest and penalties) based on the technical merits.

Foreign currency translation

The functional and reporting currency of the Company excluding its subsidiary CNT Trading (Hong Kong) Limited ("CNT HK") is the CAD. Monetary assets and liabilities denominated in currencies other than the CAD are translated into the CAD at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the CAD during the year are converted into CAD at the applicable rates of exchange prevailing when the transactions occurred. Transaction gains and losses are recognized in the consolidated statement of earnings.

The financial records of CNT HK are maintained in its local currency, the Hong Kong dollar ("HKD"), which is the functional currency. Assets and liabilities are translated at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenues, expense gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income (loss) in the consolidated statements of shareholders' equity and comprehensive income. The Company has chosen the CAD as the reporting currency.

Leases

The Company leases equipment for use in its farming operations where leasing offers advantages of flexibility and lower costs compared to other forms of financing. The Company also leases agricultural land for virtually all of its plantings. All leases are evaluated upon inception and upon any subsequent modifications and are classified as either capital leases or operating leases. All of the Company's current leases for farming equipment, vehicles and agricultural land are classified as operating leases.

Earnings per share

Basic earnings per share is computed by dividing net earnings attributable to common shareholders by the weighted average number of common shares outstanding for the period. Diluted earnings per share reflects the potential dilution of common shares by including other common share equivalents in the weighted average number of common shares outstanding for a period, if dilutive. There were no common share equivalents outstanding in the previous three fiscal years.

Comprehensive income

Comprehensive income includes all changes in equity except for those resulting from investments by owners and distributions to owners and is comprised of net income and foreign-currency translation adjustments. The Company discloses this information on its consolidated statements of changes in shareholders’ equity and comprehensive income.

Foreign exchange forward contracts

The Company periodically entered into foreign exchange forward contracts to manage foreign exchange risk associated with debt repayments denominated in foreign currencies. Realized and unrealized gains and losses resulting from changes in the market value of these contracts were recorded as other income unless they met specified criteria to qualify as a hedging instrument. The Company has not had any contracts that meet the criteria for a hedging instrument. Since the Company no longer has any debt denominated in foreign currencies, the Company currently has no outstanding foreign exchange forward contracts and does not anticipate entering into any new foreign exchange forward contracts.

Use of estimates

The presentation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues, expenses and other disclosures as at the end of or during the reporting periods. Significant estimates are used for, but not limited to, the net realizable value of inventory and crop costs, depreciation of property, plant and equipment, the fair value of assets held for sale, future income taxes and contingencies. Actual results may differ from those estimates.